Goodwill - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill, related to reverse acquisition			¥ 17,800,000,000
Goodwill impairment	¥ 0	¥ 0
Online Music and Social Entertainment [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Terminal growth rate	3.00%	3.00%
Revenue growth rate	5.00%	5.00%
Other Business [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Terminal growth rate	3.00%	3.00%
Pre-tax discount rates		16.00%
Bottom of range [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Ratios of Enterprise Value to Revenue of Companies	0.5
Bottom of range [Member] | Online Music and Social Entertainment [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates	14.00%
Bottom of range [Member] | Other Business [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates	16.00%
Top of range [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Ratios of Enterprise Value to Revenue of Companies	2.8
Top of range [Member] | Online Music and Social Entertainment [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates		14.00%
Top of range [Member] | Other Business [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Revenue growth rate	14.00%	26.00%